RISK MANAGEMENT - Credit Quality Analysis of the Group (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Total
RISK MANAGEMENT
Maximum exposure	$ 27,554,748	$ 37,194,524
Collateral	(2,106,146)	(879,613)
Net exposure	$ 25,448,602	36,314,911
Debt instruments
RISK MANAGEMENT
Percentage of financial instruments not in default	100.00%
Maximum exposure	$ 25,148,469	27,418,197
Collateral	(1,407,484)	(741,197)
Net exposure	23,740,985	26,677,000
Debt instruments | Low Risk
RISK MANAGEMENT
Maximum exposure	21,078,496	21,851,178
Debt instruments | Medium Risk
RISK MANAGEMENT
Maximum exposure	827,469	2,090,039
Debt instruments | High Risk
RISK MANAGEMENT
Maximum exposure	3,242,504	3,476,980
Equity
RISK MANAGEMENT
Maximum exposure	543,210	544,668
Net exposure	543,210	544,668
Equity | Low Risk
RISK MANAGEMENT
Maximum exposure	220,967	222,843
Equity | Medium Risk
RISK MANAGEMENT
Maximum exposure	17,354	19,074
Equity | High Risk
RISK MANAGEMENT
Maximum exposure	587	13,728
Equity | Without Rating
RISK MANAGEMENT
Maximum exposure	304,302	289,023
Other financial instruments
RISK MANAGEMENT
Maximum exposure	38,319	42,171
Net exposure	38,319	42,171
Other financial instruments | Low Risk
RISK MANAGEMENT
Maximum exposure	21,976	12,821
Other financial instruments | High Risk
RISK MANAGEMENT
Maximum exposure	2,966
Other financial instruments | Without Rating
RISK MANAGEMENT
Maximum exposure	$ 13,377	29,350
Derivatives
RISK MANAGEMENT
Percentage of financial instruments not in default	99.90%
Maximum exposure	$ 1,824,750	9,189,488
Collateral	(698,662)	(138,416)
Net exposure	1,126,088	9,051,072
Derivatives | Low Risk
RISK MANAGEMENT
Maximum exposure	1,711,788	9,119,402
Derivatives | Medium Risk
RISK MANAGEMENT
Maximum exposure	316	14,464
Derivatives | High Risk
RISK MANAGEMENT
Maximum exposure	17,327	$ 55,622
Derivatives | Without Rating
RISK MANAGEMENT
Maximum exposure	$ 95,319